Vessels and other fixed assets, net (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Jan. 26, 2021 USD ($) shares	Mar. 03, 2021 USD ($)	Mar. 16, 2021 shares	May 19, 2021 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 02, 2021 $ / shares shares
Property, Plant and Equipment [Line Items]
Number of vessels owned					128
Payments to Acquire Property, Plant, and Equipment					$ 25,403	$ 130,147	$ 72,059
Number of vessels acquired					0
Number of vessels disposed					0
Asset Impairment Charges					$ 0	$ 0	$ 0
Lease Agreements [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned					12
Debt Instrument, Collateral Amount					$ 345,432
Star Marilena, Star Bueno and Star Borneo [Member]
Property, Plant and Equipment [Line Items]
Number of operating vessels acquired	3
Delivery Date	January 26, 2021
Payments to Acquire Property, Plant, and Equipment	$ 39,000
Number of shares issued as part of the consideration | shares	2,100,000
Eneti Acquisition Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of operating vessels acquired								7
Eneti Acquisition Vessels [Member] | Eneti Warrant [Member]
Property, Plant and Equipment [Line Items]
Common Stock, Shares Authorized | shares								3,000,000
Exercise price | $ / shares								$ 0.01
Eneti Acquisition Vessels [Member] | Star Bovarius, Star Subaru, Star Capoeira, Star Carioca, Star Lambada and Star Macarena [Member]
Property, Plant and Equipment [Line Items]
Delivery Date					March 16, 2021
Number of shares issued as part of the consideration | shares			2,649,203
Eneti Acquisition Vessels [Member] | Star Athena [Member]
Property, Plant and Equipment [Line Items]
Delivery Date					May 19, 2021
Number of shares issued as part of the consideration | shares				350,797
Kamsarmax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired		2
Purchase price		$ 55,000
Kamsarmax Vessels [Member] | Star Elizabeth I [Member]
Property, Plant and Equipment [Line Items]
Delivery Date					May 25, 2021
Kamsarmax Vessels [Member] | Star Pavlina I [Member]
Property, Plant and Equipment [Line Items]
Delivery Date					June 16, 2021
First-priority mortgage [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned as collateral					88
Number of vessels owned					101
Debt Instrument, Collateral Amount					$ 2,282,431
Second-priority mortgage [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount					$ 360,397